Investments in equity accounted units - Additional information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in equity accounted units [Line Items]
Investments in equity accounted units with shares listed on recognised stock exchanges	$ 0	$ 0
Net debt of the Group	(255,000,000)	3,845,000,000	$ 9,587,000,000
Investment in equity accounted units [member]
Disclosure of Investments in equity accounted units [Line Items]
Net debt of the Group	$ 1,158,000,000	$ 1,244,000,000